Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components of income and loss from continuing operations before income taxes
	00000000	00000000	00000000
	2011	2010	2009
Domestic	$244,401	$124,463	$(220,351)
Foreign	792	7,114	31,664

	$245,193	$131,577	$(188,687)

Components of income tax expense (benefit)
	00000000	00000000	00000000
	2011	2010	2009
Current:
Federal	$14,227	$15,791	$585
State	785	1,874	(570)
Foreign	19,716	17,628	16,019

	34,728	35,293	16,034

Deferred:
Federal	51,828	13,897	(81,597)
State	1,121	(761)	(1,415)
Foreign	(1,873)	(2,998)	(1,169)

	51,076	10,138	(84,181)

	$85,804	$45,431	$(68,147)

Income tax expense (benefit) differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income (loss) before income taxes

	2011	2010	2009
Computed expected tax expense (benefit)	$85,818	$46,052	$(66,040)
Increase (decrease) resulting from State and foreign income taxes	(2,106)	1,839	(4,026)
Other	2,092	(2,460)	1,919

Income tax	$85,804	$45,431	$(68,147)

Components of deferred income taxes

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$9,054	$7,097
Operating loss and tax credit carryforwards	24,101	10,120
Compensation and employee benefits	28,305	29,358
Decommissioning liabilities	39,638	37,909
Deferred interest expense related to exchangeable notes	—	526
Other	35,005	21,626

Net deferred tax assets	136,103	106,636

Deferred tax liabilities:
Property, plant and equipment	317,033	248,453
Notes receivable	25,599	23,857
Goodwill and other intangible assets	22,432	19,555
Deferred revenue on long-term contracts	47,341	53,465
Other	21,987	14,595

Deferred tax liabilities	434,392	359,925

Net deferred tax liability	$298,289	$253,289

Net deferred tax liabilities classified in the consolidated balance sheet

	2011	2010
Deferred tax liabilities:
Current deferred income taxes	$831	$29,353
Noncurrent deferred income taxes	297,458	223,936

Net deferred tax liability	$298,289	$253,289

Activity in unrecognized tax benefits

	2011	2010	2009
Unrecognized tax benefits,
December 31, 2010, 2009 and 2008, respectively	$24,760	$11,013	$9,652
Additions based on tax positions related to current year	—	36	3,377
Additions based on tax positions related to prior years	871	16,607	186
Reductions based on tax positions related to prior years	(3,939)	(2,896)	(2,202)

Unrecognized tax benefits,
December 31, 2011, 2010 and 2009, respectively	$21,692	$24,760	$11,013